INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

a.Intangible assets, net consisted of the following:

	December 31,
	2020	2019
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,202	42,002
Customer relationships	4,466	4,466
Marketing rights and patents	2,641	2,400

	49,309	48,868

	$1,082	$1,523

Schedule of Estimated Amortization Expenses	c.Estimated amortization expenses for the following years is as follows:
Year ending December 31,

2021	$431
2022	321
2023	330

$1,082